Leases - Supplemental Balance Sheet and Other Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	$ 23,450	$ 18,739
Weighted average remaining lease term - operating leases	7 years 14 days	3 years 8 months 15 days
Weighted average discount rate	1.89%	2.39%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent	us-gaap:OtherAssetsNoncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Other long-term assets
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 102,522	$ 57,305
Accrued and other current liabilities
Lessee, Lease, Description [Line Items]
Current operating lease liabilities	23,450	18,739
Other long-term liabilities
Lessee, Lease, Description [Line Items]
Long-term operating lease liabilities	$ 85,585	$ 39,631